Submission	Aug. 05, 2026
Submission [Line Items]
Central Index Key	0001130713
Registrant Name	Bed Bath & Beyond, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES